Expense Example	Sep. 21, 2026 USD ($)
Dividend Growth Portfolio | Dividend Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,112
Dividend Growth Portfolio | Dividend Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	875
International Small-Cap Portfolio | International Small-Cap Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,383
International Small-Cap Portfolio | International Small-Cap Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	$ 1,152